Federal Reserve Bank Building 701 East Byrd Street Richmond, VA 23219 Phone: 804-771-9500 Fax: 804-644-0957 Mailing Address: Post Office Box 500 Richmond, VA 23218-0500	Fredericksburg Office: 725 Jackson Street, Suite 200 Fredericksburg, VA 22401-5720 Phone: 540-372-3515 Fax: 540-372-3941 www.hf-law.com

December 30, 2004

Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  ICON Leasing Fund Eleven, LLC Registration Statement on Form S-1

Dear Sir or Madam:

Please find enclosed for filing the Registration Statement referenced above. I would be happy to provide courtesy copies for your convenience.

If you have any questions regarding this filing, please do not hesitate to contact me at (804) 771-9514 or you may contact Michael A. Reisner, Senior Vice President and General Counsel of ICON Capital Corp., the manager of the registrant at (212) 418-4718.

Sincerely,

/s/ Deborah Schwager Froling
Deborah Schwager Froling